Annual Fund Operating Expenses - NVIT Mellon Dynamic US Equity Income Fund	Apr. 30, 2021
Class I Shares
Operating Expenses:
Management Fees	0.57%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.34%
Total Annual Fund Operating Expenses	0.91%
Fee Waiver/Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.91%
Class II Shares
Operating Expenses:
Management Fees	0.57%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.34%
Total Annual Fund Operating Expenses	1.16%
Fee Waiver/Expense Reimbursement	(0.08%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.08%
Class X Shares
Operating Expenses:
Management Fees	0.57%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.78%
Fee Waiver/Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.78%
Class Y Shares
Operating Expenses:
Management Fees	0.57%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.66%
Fee Waiver/Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.66%
Class Z Shares
Operating Expenses:
Management Fees	0.57%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.21%
Total Annual Fund Operating Expenses	1.03%
Fee Waiver/Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.03%

[1]	The Trust and Nationwide Fund Distributors LLC have entered into a written contract waiving 0.08% of the Distribution and/or Service (12b-1) Fees for Class II shares until April 30, 2022. The written contract may be changed or eliminated only with the consent of the Board of Trustees of the Trust.